SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	Mar. 07, 2022 USD ($) $ / shares shares	Jan. 18, 2022 USD ($)
Stock split ratio	0.905292
Class A Common Shares | HCCC
Common stock cancelled and converted into share | shares	1
Ordinary Common Shares
Stock split ratio	0.905292
Subsequent Event | HCCC
Cash proceeds in connection with merger	$ 90,872
Subsequent Event | Ordinary Common Shares | HCCC
Stock split ratio	0.905292
Ordinary share price | $ / shares	$ 10.00
Subsequent Event | Bank Leumi Le-Israel BM
Standby letter of credit		$ 225